                     U.S.  SECURITIES  AND  EXCHANGE  COMMISSION

                               WASHINGTON,  D.C.  20549

                                     FORM  24F-2

                          ANNUAL  NOTICE  OF  SECURITIES  SOLD

                               PURSUANT  TO  RULE  24F-2

1.   NAME  AND  ADDRESS  OF  ISSUER:

         FIRST  VARIABLE  RATE  FOR  GOVERNMENT  INCOME

         4550  MONTGOMERY  AVE.,  STE.  1000N

         BETHESDA,  MD   20814

2.   THE NAME OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS

     FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND

     CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT

     LIST SERIES OR (CLASSES): [X]

3.   INVESTMENT  COMPANY  ACT  FILE  NUMBER:

           811-2633

     SECURITIES  ACT  FILE  NUMBER:

             2-56809

4(A).   LAST  DAY  OF  FISCAL  YEAR  FOR  WHICH  THIS  NOTICE  IS  FILED:

         DECEMBER  31,  2010

4(B).   CHECK  BOX  IF  THIS  NOTICE  IS  BEING  FILED  LATE  (I.E.,  MORE

        THAN  90  DAYS  AFTER  THE  END  OF  THE  ISSUER'S  FISCAL  YEAR).

                                                         [    ]

        NOTE:  IF  THE  FORM  IS  BEING  FILED  MORE  THAN  90  DAYS  AFTER

        THE  END  OF  THE  ISSUER'S  FISCAL  YEAR,  INTEREST  MUST  BE  PAID

        ON  THE  REGISTRATION  FEE  DUE.

4(C).   CHECK  BOX  IF  THIS  IS  THE  LAST  TIME  THE  ISSUER  WILL  BE  FILING

        THIS  FORM.

                                                        [    ]

5.      CALCULATION  OF  REGISTRATION  FEE:

   (I).  AGGREGATE  SALE  PRICE  OF  SECUR-

        ITIES  SOLD  DURING  THE  FISCAL  YEAR

        PURSUANT  TO  SECTION  24(F):               $195,327,209.00

  (II).  AGGREGATE  PRICE  OF  SECURITIES

        REDEEMED  OR  REPURCHASED

        DURING  THE  FISCAL  YEAR:                 -$ 123,890,059.00

 (III).  AGGREGATE  PRICE  OF  SECURITIES

        REDEEMED  OR  REPURCHASED  DURING

        ANY  PRIOR  FISCAL  YEAR  ENDING  NO

        EARLIER  THAN  OCTOBER  11,  1995

        THAT  WERE  NOT  PREVIOUSLY  USED  TO

        REDUCE  REGISTRATION  FEES  PAYABLE

        TO  THE  COMMISSION:                       -$  0.00

  (IV).  TOTAL  AVAILABLE  REDEMPTION  CREDITS

        [ADD  ITEMS  5(II)  AND  5(III)]:          -$ (200,745,163.00)

   (V).  NET  SALES  --  IF  ITEM  5(I)  IS

        GREATER  THAN  ITEM  5(IV)

        [SUBTRACT  ITEM  5(IV)  FROM  ITEM  5(I)]: -$ (216,259,261.00)

  (VI).  REDEMPTION  CREDITS  AVAILABLE  FOR

        USE  IN  FUTURE  YEARS  IF  ITEM  5(I)  IS

        LESS  THAN  ITEM  5(IV)  [SUBTRACT  ITEM

        5(IV)  FROM  ITEM  5(I)]:                  -$ (216,259,261.00)

 (VII).  MULTIPLIER  FOR  DETERMINING  REGISTRATION

        FEE  (SEE  INSTUCTION  C.8):                 X   0.0001161

(VIII).  REGISTRATION  FEE  DUE  [MULTIPLY  ITEM

        5(V)  BY  ITEM  5(VII)]  (ENTER  "0"  IF

        NO  FEE  IS  DUE):                          =$0.00

6.    PREPAID  SHARES

       IF  THE  RESPONSE  TO  ITEM  5(I)  WAS  DETERMINED  BY  DEDUCTING  AN

AMOUNT  OF  SECURITIES  THAT  WERE  REGISTERED     UNDER  THE  SECURITIES

ACT  OF  1933  PURSUANT  TO  RULE  24E-2  AS  IN  EFFECT  BEFORE  [EFFECTIVE

DATE  OF  RESCISISON  OF  RULE  243-2],  THEN  REPORT  THE  AMOUNT  OF

SECURITIES  (NUMBER  OF  SHARES  OR  OTHER  UNITS)  DEDUCTED  HERE:  _______.

IF  THERE  IS  A  NUMBER  OF  SHARES  OR  OTHER  UNITS  THAT  WERE  REGISTERED

PURSUANT  TO  RULE  24E-2  REMAINING  UNSOLD  AT  THE  END  OF  THE  FISCAL

YEAR  FOR  WHICH  THIS  FORM  IS  FILED  THAT  ARE  AVAILABLE  FOR  USE  BY  THE

ISSUER  IN  FUTURE  FISCAL  YEARS,  THEN  STATE  THAT  NUMBER  HERE:________.

7.    INTEREST  DUE  -  IF  THIS  FORM  IS  BEING  FILED  MORE  THAN  90  DAYS

     AFTER  THE  END  OF  THE  ISSUER'S  FISCAL  YEAR

                                                     +$

8.    TOTAL  OF  THE  AMOUNT  OF  THE  REGISTRATION  FEE  DUE  PLUS  ANY

     INTEREST  DUE  [LINE  5(VIII)  PLUS  LINE 7]:

                                                     =$

9.  DATE  OF  REGISTRATION  FEE  AND  ANY  INTEREST  PAYMENT  WAS  SENT  TO  THE

COMMISSION'S  LOCKBOX

DEPOSITORY:  N/A

     METHOD  OF  DELIVERY:

                    [   ]   WIRE  TRANSFER

                    [   ]   MAIL  OR  OTHER  MEANS

                                SIGNATURES

THIS  REPORT  HAS  BEEN  SIGNED  BELOW  BY  THE  FOLLOWING  PERSON  ON

BEHALF  OF  THE  ISSUER  AND  IN  THE  CAPACITY  AND  ON  THE  DATE

INDICATED.

BY  (SIGNATURE  AND  TITLE)*           WILLIAM  M.  TARTIKOFF

                                    /S/ WILLIAM M.  TARTIKOFF

                                    VICE PRESIDENT AND SECRETARY

DATE:  MARCH  29,  2011

*PLEASE  PRINT  THE  NAME  AND  TITLE  OF  THE  SIGNING  OFFICER  BELOW  THE

SIGNATURE.